Accounts Receivable and Others (Details) - Schedule of Receivables From Sale of Farms - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	R$ 709,468	R$ 557,296
Sales	294,525	445,430
Receipts	(317,358)	(250,160)
Fair value adjustment	83,143	(42,804)
Exchange variation	307	(294)
Ending balance	770,085	709,468
Current	249,327	266,601
Non-current	520,758	442,867
Araucaria V [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	10,419	27,917
Sales
Receipts	(9,937)	(14,713)
Fair value adjustment	(482)	(2,785)
Exchange variation
Ending balance		10,419
Current		10,419
Non-current
Araucária VI [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	4,928
Sales		6,315
Receipts		(1,599)
Fair value adjustment	610	212
Exchange variation
Ending balance	5,538	4,928
Current	2,705	1,190
Non-current	2,833	3,738
Araucária VII [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	310,723
Sales		307,030
Receipts	(147,806)
Fair value adjustment	14,632	3,693
Exchange variation
Ending balance	177,549	310,723
Current	48,447	151,859
Non-current	129,102	158,864
Jatoba II [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	53,409	147,852
Sales
Receipts		(86,324)
Fair value adjustment	7,879	(8,119)
Exchange variation
Ending balance	61,288	53,409
Current	30,949
Non-current	30,339	53,409
Jatoba III [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	20,348	56,332
Sales	1,063
Receipts	(1,502)	(32,215)
Fair value adjustment	3,900	(3,769)
Exchange variation
Ending balance	23,809	20,348
Current	12,026
Non-current	11,783	20,348
Jatoba IV [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	7,187	14,243
Sales	413
Receipts	(4,805)	(5,488)
Fair value adjustment	997	(1,568)
Exchange variation
Ending balance	3,792	7,187
Current	3,792	3,913
Non-current		3,274
Jatoba V [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	17,986	40,597
Sales	773
Receipts	(836)	(19,322)
Fair value adjustment	2,761	(3,289)
Exchange variation
Ending balance	20,684	17,986
Current	14,163	6,103
Non-current	6,521	11,883
Jatoba VI [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	19,713	39,439
Sales	1,061
Receipts	(664)	(16,104)
Fair value adjustment	2,467	(3,622)
Exchange variation
Ending balance	22,577	19,713
Current	11,900
Non-current	10,677	19,713
Jatobá VII [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	86,341
Sales	1,855	89,284
Receipts	(18,667)	(4,885)
Fair value adjustment	10,207	1,942
Exchange variation
Ending balance	79,736	86,341
Current	15,371	16,927
Non-current	64,365	69,414
Alto Taquari III [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	5,159	10,735
Sales
Receipts	(3,252)	(4,340)
Fair value adjustment	405	(1,236)
Exchange variation
Ending balance	2,312	5,159
Current	2,312	3,136
Non-current		2,023
Alto Taquari IV [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	100,769	137,261
Sales
Receipts	(53,811)	(20,871)
Fair value adjustment	10,806	(15,621)
Exchange variation
Ending balance	57,764	100,769
Current	38,572	49,730
Non-current	19,192	51,039
Chaparral I [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance
Sales	289,360
Receipts	(53,533)
Fair value adjustment	19,158
Exchange variation
Ending balance	254,985
Current	34,041
Non-current	220,944
Fon Fon [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	490	536
Sales
Receipts
Fair value adjustment
Exchange variation	74	(46)
Ending balance	564	490
Current	564	490
Non-current
San Cayetano [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	294	322
Sales
Receipts
Fair value adjustment
Exchange variation	(126)	(28)
Ending balance	168	294
Current	168	294
Non-current
Rio do Meio I [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	59,467	73,619
Sales		1,481
Receipts	(10,251)	(2,511)
Fair value adjustment	7,410	(13,122)
Exchange variation
Ending balance	56,626	59,467
Current	32,938	21,345
Non-current	23,688	38,122
Rio do Meio II [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	8,813
Sales		33,534
Receipts	(11,206)	(29,222)
Fair value adjustment	2,393	4,501
Exchange variation
Ending balance		8,813
Current
Non-current		8,813
Marangatú [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance	3,422
Sales		7,786
Receipts	(1,088)	(3,886)
Fair value adjustment		(258)
Exchange variation	359	(220)
Ending balance	2,693	3,422
Current	1,379	1,195
Non-current	1,314	2,227
Alto Taquari II [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance		2,174
Sales
Receipts		(2,129)
Fair value adjustment		(45)
Exchange variation
Ending balance
Current
Non-current
Bananal X [Member]
Schedule of Receivables From Sale of Farms [Line Items]
Beginning balance		6,269
Sales
Receipts		(6,551)
Fair value adjustment		282
Exchange variation
Ending balance
Current
Non-current